Basis of Presentation, Liquidity and Summary of Significant Accounting Policies (Detail Textuals 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Customer	Sep. 30, 2012 Customer	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Net loss	$ (167,000)	$ (1,014,000)	$ (3,385,000)	$ (2,535,000)	$ (3,866,000)	$ (5,168,000)
Comprehensive loss	$ (166,000)	$ (992,000)	$ (3,383,000)	$ (2,507,000)	$ (3,844,000)	$ (5,168,000)
Tax benefits recognized provided percentage of likelihood of realization is greater than					50.00%
Number of customers			1	3
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers					2	2
Customer contract term			Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of vendors					4
Revenues | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers			9.80%	13.30%
Revenues | Three Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers			21.10%	26.20%
Revenues | Customer Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers						26.00%
Revenues | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers					12.50%
Revenues | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers					6.90%
Accounts Receivable
Concentration Risk [Line Items]
Number of customers			1		2	2
Accounts Receivable | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Total percent of revenues from various customers			15.50%		14.00%	14.00%
Number of vendors			1
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers					10.00%	10.00%
Cost of Goods | Individual Supplier
Concentration Risk [Line Items]
Total percent of revenues from various customers					28.00%	27.00%
Cost of Goods | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers					71.00%	76.00%
Accounts Payable | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers					67.00%	74.00%